Taxes (Details) - Schedule of Components of the Income Tax Provision (Benefit) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Components of the Income Tax Provision (Benefit) [Line Items]
Current tax provision	$ 685,937	$ 1,357,697	$ 3,026,867
Deferred tax provision (benefit)	679,586	(605,278)	(668,341)
Total income tax provision	2,313,487	752,419	2,358,526
Cayman [Member]
Schedule of Components of the Income Tax Provision (Benefit) [Line Items]
Current tax provision
Deferred tax provision (benefit)
Hong Kong [Member]
Schedule of Components of the Income Tax Provision (Benefit) [Line Items]
Current tax provision
Deferred tax provision (benefit)
PRC [Member]
Schedule of Components of the Income Tax Provision (Benefit) [Line Items]
Current tax provision	685,937	1,357,697	3,026,867
Deferred tax provision (benefit)	$ 1,627,550	$ (605,278)	$ (668,341)